Real Estate and Other Assets Owned - Company's Balance in Both Real Estate and Other Assets Owned (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other assets owned	$ 1,927	$ 1,674
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other assets owned	159	350
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other assets owned	1,768	1,124
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other assets owned		$ 200